Fair Value Disclosures on Financial Instruments - Valuation Techniques and Inputs (Details) - Unlisted equity investments - Fair Value - Measured at Fair Value on a Recurring Basis	Dec. 31, 2022 multiple item
Revenue multiples | Lowest
Valuation Techniques and Inputs
Significant unobservable input, assets | multiple	0.75
Revenue multiples | Highest
Valuation Techniques and Inputs
Significant unobservable input, assets | multiple	24.0
Discounts | Lowest
Valuation Techniques and Inputs
Significant unobservable input, assets | item	7.3
Discounts | Highest
Valuation Techniques and Inputs
Significant unobservable input, assets | item	28.3